UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Technology	22.84%
Consumer, Non-cyclical	22.48
Communications	16.51
Financial	14.52
Industrial	7.81
Consumer, Cyclical	7.77
Utilities	3.05
Energy	2.82
Basic Materials	2.06
Short Term Investments	0.14
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 968.50	$0.83
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.86
Investor Class
Actual	$1,000.00	$ 966.40	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.61
Class L
Actual	$1,000.00	$ 965.60	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.17% for the Institutional Class, 0.52% for the Investor Class and 0.79% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.04%
22,621	Air Products & Chemicals Inc	$ 5,462,067
10,479	Albemarle Corp	809,084
11,714	Celanese Corp	1,011,387
24,662	CF Industries Holdings Inc	693,989
75,641	Dow Inc	3,083,127
76,597	DuPont de Nemours Inc	4,069,598
13,719	Eastman Chemical Co	955,391
25,404	Ecolab Inc	5,054,126
13,225	FMC Corp	1,317,474
142,676	Freeport-McMoRan Inc	1,650,761
11,502	International Flavors & Fragrances Inc	1,408,535
40,661	International Paper Co	1,431,674
54,396	Linde PLC	11,537,936
25,423	LyondellBasell Industries NV Class A	1,670,800
37,661	Mosaic Co	471,139
84,046	Newmont Corp	5,189,000
32,400	Nucor Corp	1,341,684
24,768	PPG Industries Inc	2,626,894
8,403	Sherwin-Williams Co	4,855,673
		54,640,339
Communications — 16.32%
30,978	Alphabet Inc Class A(a)	43,928,353
30,150	Alphabet Inc Class C(a)	42,620,341
43,108	Amazon.com Inc(a)	118,927,213
5,335	Arista Networks Inc(a)	1,120,510
739,368	AT&T Inc	22,351,095
4,203	Booking Holdings Inc(a)	6,692,605
14,272	CDW Corp	1,658,121
102,658	CenturyLink Inc	1,029,660
15,794	Charter Communications Inc Class A(a)	8,055,572
435,799	Cisco Systems Inc	20,325,665
474,816	Comcast Corp Class A	18,508,328
79,881	Corning Inc	2,068,918
18,194	Discovery Inc Class A(a)(b)	383,893
33,251	Discovery Inc Class C(a)	640,414
28,469	DISH Network Corp Class A(a)	982,465
23,709	E*TRADE Financial Corp	1,179,049
66,577	eBay Inc	3,491,964
15,052	Expedia Group Inc	1,237,274
5,933	F5 Networks Inc(a)	827,535
248,153	Facebook Inc Class A(a)	56,348,102
36,038	Fox Corp Class A	966,539
15,053	Fox Corp Class B	404,023
39,365	Interpublic Group of Cos Inc	675,503
35,925	Juniper Networks Inc	821,245
17,401	Motorola Solutions Inc	2,438,402
45,888	Netflix Inc(a)	20,880,876
44,718	News Corp Class A	530,356
13,531	News Corp Class B	161,695
60,456	NortonLifeLock Inc	1,198,842
23,453	Omnicom Group Inc	1,280,534
58,419	T-Mobile US Inc(a)	6,084,339
Shares		Fair Value
Communications — (continued)
78,612	Twitter Inc(a)	$ 2,341,851
10,400	VeriSign Inc(a)	2,151,032
424,862	Verizon Communications Inc	23,422,642
58,447	ViacomCBS Inc Class B	1,362,984
185,157	Walt Disney Co	20,646,857
		437,744,797
Consumer, Cyclical — 7.68%
7,460	Advance Auto Parts Inc	1,062,677
13,595	Alaska Air Group Inc	492,955
39,004	American Airlines Group Inc(b)	509,782
25,763	Aptiv PLC	2,007,453
2,417	AutoZone Inc(a)	2,726,666
22,653	Best Buy Co Inc	1,976,927
21,410	BorgWarner Inc	755,773
16,292	CarMax Inc(a)	1,458,949
43,145	Carnival Corp(b)	708,441
2,693	Chipotle Mexican Grill Inc(a)	2,834,005
21,770	Copart Inc(a)	1,812,788
45,383	Costco Wholesale Corp	13,760,579
16,162	Cummins Inc	2,800,228
12,674	Darden Restaurants Inc	960,309
61,080	Delta Air Lines Inc	1,713,294
26,059	Dollar General Corp	4,964,500
24,408	Dollar Tree Inc(a)	2,262,133
4,085	Domino's Pizza Inc	1,509,162
34,664	DR Horton Inc	1,922,119
58,091	Fastenal Co	2,488,618
396,358	Ford Motor Co	2,409,857
25,006	Gap Inc	315,576
129,591	General Motors Co	3,278,652
15,649	Genuine Parts Co	1,360,837
34,284	Hanesbrands Inc	387,066
12,982	Hasbro Inc	973,001
28,456	Hilton Worldwide Holdings Inc	2,090,093
111,535	Home Depot Inc	27,940,633
17,872	Kohl's Corp	371,201
26,778	L Brands Inc	400,867
33,603	Las Vegas Sands Corp	1,530,281
15,214	Leggett & Platt Inc	534,772
27,784	Lennar Corp Class A	1,712,050
15,542	Live Nation Entertainment Inc(a)	688,977
29,022	LKQ Corp(a)	760,376
78,739	Lowe's Cos Inc	10,639,214
27,508	Marriott International Inc Class A	2,358,261
76,508	McDonald's Corp	14,113,431
53,058	MGM Resorts International	891,374
6,514	Mohawk Industries Inc(a)	662,865
41,045	Newell Brands Inc	651,795
128,003	NIKE Inc Class B	12,550,694
23,285	Norwegian Cruise Line Holdings Ltd(a)(b)	382,573
354	NVR Inc(a)	1,153,598
7,777	O'Reilly Automotive Inc(a)	3,279,328

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
36,488	PACCAR Inc	$ 2,731,127
27,439	PulteGroup Inc	933,749
8,298	PVH Corp	398,719
4,762	Ralph Lauren Corp	345,340
36,701	Ross Stores Inc	3,128,393
17,883	Royal Caribbean Cruises Ltd(b)	899,515
51,018	Southwest Airlines Co	1,743,795
121,322	Starbucks Corp	8,928,086
29,722	Tapestry Inc	394,708
52,057	Target Corp	6,243,196
10,816	Tiffany & Co	1,318,903
125,359	TJX Cos Inc	6,338,151
12,106	Tractor Supply Co	1,595,450
6,157	Ulta Beauty Inc(a)	1,252,457
21,547	Under Armour Inc Class A(a)	209,868
21,954	Under Armour Inc Class C(a)	194,073
22,823	United Airlines Holdings Inc(a)	789,904
34,273	VF Corp	2,088,597
75,477	Walgreens Boots Alliance Inc	3,199,470
145,729	Walmart Inc	17,455,420
6,548	Whirlpool Corp	848,162
4,699	WW Grainger Inc	1,476,238
9,164	Wynn Resorts Ltd	682,626
30,839	Yum! Brands Inc	2,680,218
		206,040,895
Consumer, Non-Cyclical — 22.21%
181,561	Abbott Laboratories	16,600,122
181,120	AbbVie Inc	17,782,362
4,863	ABIOMED Inc(a)	1,174,706
22,476	Alexion Pharmaceuticals Inc(a)	2,522,706
7,145	Align Technology Inc(a)	1,960,874
190,766	Altria Group Inc	7,487,565
16,191	AmerisourceBergen Corp	1,631,567
61,039	Amgen Inc	14,396,659
26,048	Anthem Inc	6,850,103
58,623	Archer-Daniels-Midland Co	2,339,058
44,450	Automatic Data Processing Inc	6,618,161
8,934	Avery Dennison Corp	1,019,280
52,374	Baxter International Inc	4,509,401
30,292	Becton Dickinson & Co	7,247,967
17,060	Biogen Inc(a)	4,564,403
2,294	Bio-Rad Laboratories Inc Class A(a)	1,035,718
146,958	Boston Scientific Corp(a)	5,159,695
234,073	Bristol-Myers Squibb Co	13,763,492
19,720	Brown-Forman Corp Class B	1,255,375
16,639	Campbell Soup Co	825,794
28,698	Cardinal Health Inc	1,497,749
58,851	Centene Corp(a)	3,739,981
24,401	Church & Dwight Co Inc	1,886,197
38,688	Cigna Corp	7,259,803
8,405	Cintas Corp	2,238,756
12,782	Clorox Co	2,803,987
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
400,399	Coca-Cola Co	$ 17,889,827
89,070	Colgate-Palmolive Co	6,525,268
47,917	Conagra Brands Inc	1,685,241
17,534	Constellation Brands Inc Class A	3,067,573
5,339	Cooper Cos Inc	1,514,354
78,199	Corteva Inc	2,094,951
30,606	Coty Inc Class A	136,809
135,704	CVS Health Corp	8,816,689
64,641	Danaher Corp	11,430,468
8,663	DaVita Inc(a)	685,590
22,482	DENTSPLY SIRONA Inc	990,557
9,397	DexCom Inc(a)	3,809,544
64,902	Edwards Lifesciences Corp(a)	4,485,377
86,797	Eli Lilly & Co	14,250,331
12,560	Equifax Inc	2,158,813
22,856	Estee Lauder Cos Inc Class A	4,312,470
8,812	FleetCor Technologies Inc(a)	2,216,482
9,232	Gartner Inc(a)	1,120,119
61,231	General Mills Inc	3,774,891
129,501	Gilead Sciences Inc	9,963,807
30,875	Global Payments Inc	5,237,017
20,857	H&R Block Inc	297,838
27,106	HCA Healthcare Inc	2,630,908
13,908	Henry Schein Inc(a)	812,088
14,723	Hershey Co	1,908,395
28,882	Hologic Inc(a)	1,646,274
29,295	Hormel Foods Corp	1,414,070
13,604	Humana Inc	5,274,951
8,717	IDEXX Laboratories Inc(a)	2,878,005
40,954	IHS Markit Ltd	3,092,027
15,077	Illumina Inc(a)	5,583,767
17,651	Incyte Corp(a)	1,835,174
12,182	Intuitive Surgical Inc(a)	6,941,669
18,839	IQVIA Holdings Inc(a)	2,672,877
12,286	JM Smucker Co	1,299,982
272,127	Johnson & Johnson	38,269,220
25,855	Kellogg Co	1,707,981
35,086	Kimberly-Clark Corp	4,959,406
62,413	Kraft Heinz Co	1,990,351
81,886	Kroger Co	2,771,841
9,579	Laboratory Corp of America Holdings(a)	1,591,168
13,927	Lamb Weston Holdings Inc	890,353
3,929	MarketAxess Holdings Inc	1,968,115
12,430	McCormick & Co Inc	2,230,066
16,141	McKesson Corp	2,476,352
137,695	Medtronic PLC	12,626,632
261,545	Merck & Co Inc	20,225,275
17,406	Molson Coors Beverage Co Class B	598,070
146,461	Mondelez International Inc Class A	7,488,551
39,715	Monster Beverage Corp(a)	2,753,044
16,876	Moody's Corp	4,636,343
57,313	Mylan NV(a)	921,593
35,250	Nielsen Holdings PLC	523,815
120,623	PayPal Holdings Inc(a)	21,016,145

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
143,248	PepsiCo Inc	$ 18,945,981
13,933	Perrigo Co PLC	770,077
579,787	Pfizer Inc	18,959,035
159,833	Philip Morris International Inc	11,197,900
256,186	Procter & Gamble Co	30,632,160
16,565	Quanta Services Inc	649,845
13,834	Quest Diagnostics Inc	1,576,523
10,392	Regeneron Pharmaceuticals Inc(a)	6,480,971
14,992	ResMed Inc	2,878,464
12,663	Robert Half International Inc	668,986
14,920	Rollins Inc	632,459
24,969	S&P Global Inc	8,226,786
8,466	STERIS PLC	1,299,023
33,077	Stryker Corp	5,960,145
51,397	Sysco Corp	2,809,360
4,570	Teleflex Inc	1,663,389
40,742	Thermo Fisher Scientific Inc	14,762,456
31,115	Tyson Foods Inc Class A	1,857,877
8,096	United Rentals Inc(a)	1,206,628
98,008	UnitedHealth Group Inc	28,907,460
8,653	Universal Health Services Inc Class B	803,777
8,857	Varian Medical Systems Inc(a)	1,085,160
17,164	Verisk Analytics Inc Class A	2,921,313
26,858	Vertex Pharmaceuticals Inc(a)	7,797,146
7,615	West Pharmaceutical Services Inc	1,729,900
21,176	Zimmer Biomet Holdings Inc	2,527,567
48,930	Zoetis Inc	6,705,367
		595,925,760
Energy — 2.78%
41,472	Apache Corp	559,872
65,862	Baker Hughes Co	1,013,616
42,139	Cabot Oil & Gas Corp	723,948
192,642	Chevron Corp	17,189,446
21,393	Concho Resources Inc	1,101,739
112,661	ConocoPhillips	4,734,015
38,218	Devon Energy Corp	433,392
17,234	Diamondback Energy Inc	720,726
59,566	EOG Resources Inc	3,017,613
434,653	Exxon Mobil Corp	19,437,682
94,550	Halliburton Co	1,227,259
27,897	Hess Corp	1,445,344
15,993	HollyFrontier Corp	466,996
197,597	Kinder Morgan Inc	2,997,546
90,905	Marathon Oil Corp	556,339
65,399	Marathon Petroleum Corp	2,444,615
41,559	National Oilwell Varco Inc	509,098
47,426	Noble Energy Inc	424,937
88,347	Occidental Petroleum Corp	1,616,750
43,408	ONEOK Inc	1,442,014
44,827	Phillips 66	3,223,061
16,273	Pioneer Natural Resources Co	1,589,872
Shares		Fair Value
Energy — (continued)
145,823	Schlumberger Ltd	$ 2,681,685
46,610	TechnipFMC PLC	318,812
41,174	Valero Energy Corp	2,421,855
124,387	Williams Cos Inc	2,365,841
		74,664,073
Financial — 14.35%
73,724	Aflac Inc	2,656,276
12,403	Alexandria Real Estate Equities Inc REIT	2,012,387
32,641	Allstate Corp	3,165,851
68,446	American Express Co	6,516,059
88,833	American International Group Inc	2,769,813
45,502	American Tower Corp REIT	11,764,087
12,719	Ameriprise Financial Inc	1,908,359
23,885	Aon PLC Class A	4,600,251
16,575	Apartment Investment & Management Co REIT Class A	623,883
18,411	Arthur J Gallagher & Co	1,794,888
6,011	Assurant Inc	620,876
14,598	AvalonBay Communities Inc REIT	2,257,435
810,297	Bank of America Corp	19,244,554
82,273	Bank of New York Mellon Corp	3,179,851
200,939	Berkshire Hathaway Inc Class B(a)	35,869,621
15,955	BlackRock Inc	8,680,956
15,516	Boston Properties Inc REIT	1,402,336
47,752	Capital One Financial Corp	2,988,798
11,314	Cboe Global Markets Inc	1,055,370
35,163	CBRE Group Inc Class A(a)	1,590,071
117,027	Charles Schwab Corp	3,948,491
46,556	Chubb Ltd	5,894,921
16,365	Cincinnati Financial Corp	1,047,851
215,060	Citigroup Inc	10,989,566
47,206	Citizens Financial Group Inc	1,191,479
36,813	CME Group Inc	5,983,585
14,293	Comerica Inc	544,563
43,507	Crown Castle International Corp REIT	7,280,896
26,936	Digital Realty Trust Inc REIT	3,827,875
31,014	Discover Financial Services	1,553,491
37,499	Duke Realty Corp REIT	1,327,090
8,996	Equinix Inc REIT	6,317,891
35,500	Equity Residential REIT	2,088,110
6,503	Essex Property Trust Inc REIT	1,490,292
4,304	Everest Re Group Ltd	887,485
13,145	Extra Space Storage Inc REIT	1,214,204
7,211	Federal Realty Investment Trust REIT	614,449
69,448	Fifth Third Bancorp	1,338,957
16,754	First Republic Bank	1,775,756
31,416	Franklin Resources Inc	658,794

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
11,066	Globe Life Inc	$ 821,429
31,809	Goldman Sachs Group Inc	6,286,095
35,352	Hartford Financial Services Group Inc	1,362,820
56,218	Healthpeak Properties Inc REIT	1,549,368
77,249	Host Hotels & Resorts Inc REIT	833,517
105,118	Huntington Bancshares Inc	949,741
57,670	Intercontinental Exchange Inc	5,282,572
41,439	Invesco Ltd	445,884
29,957	Iron Mountain Inc REIT(b)	781,878
314,942	JPMorgan Chase & Co	29,623,445
105,116	KeyCorp	1,280,313
47,059	Kimco Realty Corp REIT	604,238
19,987	Lincoln National Corp	735,322
28,253	Loews Corp	968,795
14,214	M&T Bank Corp	1,477,830
53,240	Marsh & McLennan Cos Inc	5,716,379
91,196	Mastercard Inc Class A	26,966,657
79,950	MetLife Inc	2,919,774
12,287	Mid-America Apartment Communities Inc REIT	1,408,950
120,263	Morgan Stanley	5,808,703
11,768	Nasdaq Inc	1,405,923
22,617	Northern Trust Corp	1,794,433
45,675	People's United Financial Inc	528,460
43,392	PNC Financial Services Group Inc	4,565,272
27,816	Principal Financial Group Inc	1,155,477
59,631	Progressive Corp	4,777,039
76,213	Prologis Inc REIT	7,112,959
40,187	Prudential Financial Inc	2,447,388
15,115	Public Storage REIT	2,900,417
11,802	Raymond James Financial Inc	812,332
35,405	Realty Income Corp REIT	2,106,597
18,576	Regency Centers Corp REIT	852,453
102,604	Regions Financial Corp	1,140,956
11,375	SBA Communications Corp REIT	3,388,840
31,006	Simon Property Group Inc REIT	2,120,190
8,781	SL Green Realty Corp REIT	432,815
36,772	State Street Corp	2,336,861
5,251	SVB Financial Group(a)	1,131,748
55,199	Synchrony Financial	1,223,210
23,854	T Rowe Price Group Inc	2,945,969
26,261	Travelers Cos Inc	2,995,067
137,766	Truist Financial Corp	5,173,113
30,131	UDR Inc REIT	1,126,297
19,394	Unum Group	321,746
141,677	US Bancorp	5,216,547
39,038	Ventas Inc REIT	1,429,572
174,823	Visa Inc Class A	33,770,559
17,887	Vornado Realty Trust REIT	683,462
384,224	Wells Fargo & Co	9,836,134
42,710	Welltower Inc REIT	2,210,242
Shares		Fair Value
Financial — (continued)
42,200	Western Union Co	$ 912,364
73,646	Weyerhaeuser Co REIT	1,654,089
13,088	Willis Towers Watson PLC	2,577,682
16,176	WR Berkley Corp	926,723
16,760	Zions Bancorp NA	569,840
		385,083,954
Industrial — 7.71%
58,701	3M Co	9,156,769
31,798	Agilent Technologies Inc	2,809,989
9,472	Allegion PLC	968,228
161,558	Amcor PLC	1,649,507
22,922	AMETEK Inc	2,048,539
30,260	Amphenol Corp Class A	2,899,211
14,763	AO Smith Corp	695,633
34,318	Ball Corp	2,384,758
54,923	Boeing Co	10,067,386
85,589	Carrier Global Corp	1,901,788
55,348	Caterpillar Inc	7,001,522
13,644	CH Robinson Worldwide Inc	1,078,695
79,885	CSX Corp	5,571,180
32,252	Deere & Co	5,068,402
15,646	Dover Corp	1,510,778
40,035	Eaton Corp PLC	3,502,262
62,939	Emerson Electric Co	3,904,106
18,223	Expeditors International of Washington Inc	1,385,677
24,609	FedEx Corp	3,450,674
14,462	FLIR Systems Inc	586,723
12,851	Flowserve Corp	366,510
29,499	Fortive Corp	1,995,902
15,031	Fortune Brands Home & Security Inc	960,932
14,729	Garmin Ltd	1,436,077
23,939	General Dynamics Corp	3,577,923
886,942	General Electric Co	6,057,814
72,237	Honeywell International Inc	10,444,748
39,626	Howmet Aerospace Inc	628,072
4,385	Huntington Ingalls Industries Inc	765,139
8,042	IDEX Corp	1,270,958
29,945	Illinois Tool Works Inc	5,235,883
37,772	Ingersoll Rand Inc(a)	1,062,149
14,007	Jacobs Engineering Group Inc	1,187,794
8,205	JB Hunt Transport Services Inc	987,390
78,058	Johnson Controls International PLC	2,664,900
9,778	Kansas City Southern	1,459,758
18,682	Keysight Technologies Inc(a)	1,882,772
22,524	L3Harris Technologies Inc	3,821,647
25,491	Lockheed Martin Corp	9,302,176
6,733	Martin Marietta Materials Inc	1,390,836
27,412	Masco Corp	1,376,356
2,315	Mettler-Toledo International Inc(a)	1,864,848
26,734	Norfolk Southern Corp	4,693,688

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
16,253	Northrop Grumman Corp	$ 4,996,822
9,801	Old Dominion Freight Line Inc	1,662,152
42,794	Otis Worldwide Corp	2,433,267
10,000	Packaging Corp of America	998,000
13,049	Parker-Hannifin Corp	2,391,490
18,571	Pentair PLC	705,512
11,100	PerkinElmer Inc	1,088,799
150,794	Raytheon Technologies Corp	9,291,926
20,852	Republic Services Inc	1,710,907
11,579	Rockwell Automation Inc	2,466,327
10,790	Roper Technologies Inc	4,189,325
18,276	Sealed Air Corp	600,367
5,715	Snap-on Inc	791,585
15,217	Stanley Black & Decker Inc	2,120,945
34,073	TE Connectivity Ltd	2,778,653
3,897	Teledyne Technologies Inc(a)	1,211,772
22,775	Textron Inc	749,525
24,152	Trane Technologies PLC	2,149,045
5,238	TransDigm Group Inc	2,315,458
70,440	Union Pacific Corp	11,909,291
72,777	United Parcel Service Inc Class B	8,091,347
14,257	Vulcan Materials Co	1,651,673
39,693	Waste Management Inc	4,203,886
6,941	Waters Corp(a)	1,252,156
19,615	Westinghouse Air Brake Technologies Corp	1,129,235
27,471	Westrock Co	776,330
18,676	Xylem Inc	1,213,193
		206,955,087
Technology — 22.58%
66,199	Accenture PLC Class A	14,214,249
79,448	Activision Blizzard Inc	6,030,103
49,728	Adobe Inc(a)	21,647,096
119,994	Advanced Micro Devices Inc(a)	6,312,884
15,914	Akamai Technologies Inc(a)	1,704,230
37,669	Analog Devices Inc	4,619,726
8,929	ANSYS Inc(a)	2,604,857
420,824	Apple Inc	153,516,595
94,820	Applied Materials Inc	5,731,869
22,556	Autodesk Inc(a)	5,395,170
41,300	Broadcom Inc	13,034,693
11,867	Broadridge Financial Solutions Inc	1,497,497
28,571	Cadence Design Systems Inc(a)	2,741,673
32,834	Cerner Corp	2,250,771
11,649	Citrix Systems Inc	1,723,004
56,354	Cognizant Technology Solutions Corp Class A	3,202,034
25,431	DXC Technology Co	419,612
30,162	Electronic Arts Inc(a)	3,982,892
64,017	Fidelity National Information Services Inc	8,584,040
59,215	Fiserv Inc(a)	5,780,568
Shares		Fair Value
Technology — (continued)
14,730	Fortinet Inc(a)	$ 2,021,987
135,458	Hewlett Packard Enterprise Co	1,318,006
150,729	HP Inc	2,627,206
436,435	Intel Corp	26,111,906
92,210	International Business Machines Corp	11,136,202
26,491	Intuit Inc	7,846,369
3,236	IPG Photonics Corp(a)	519,022
8,116	Jack Henry & Associates Inc	1,493,587
16,533	KLA Corp	3,215,338
15,061	Lam Research Corp	4,871,631
14,334	Leidos Holdings Inc	1,342,666
26,574	Maxim Integrated Products Inc	1,610,650
24,339	Microchip Technology Inc	2,563,140
113,726	Micron Technology Inc(a)	5,859,164
783,693	Microsoft Corp	159,489,362
8,675	MSCI Inc	2,895,888
24,583	NetApp Inc	1,090,748
63,415	NVIDIA Corp	24,091,993
216,922	Oracle Corp	11,989,279
33,190	Paychex Inc	2,514,143
4,911	Paycom Software Inc(a)	1,521,084
12,514	Qorvo Inc(a)	1,383,172
117,300	QUALCOMM Inc	10,698,933
92,721	salesforce.com Inc(a)	17,369,425
24,902	Seagate Technology PLC	1,205,506
19,897	ServiceNow Inc(a)	8,059,479
17,173	Skyworks Solutions Inc	2,195,740
15,373	Synopsys Inc(a)	2,997,735
11,473	Take-Two Interactive Software Inc(a)	1,601,287
94,813	Texas Instruments Inc	12,038,407
4,084	Tyler Technologies Inc(a)	1,416,658
32,035	Western Digital Corp	1,414,345
18,024	Xerox Holdings Corp	275,587
25,790	Xilinx Inc	2,537,478
5,355	Zebra Technologies Corp Class A(a)	1,370,612
		605,687,298
Utilities — 3.02%
73,713	AES Corp	1,068,101
27,494	Alliant Energy Corp	1,315,313
24,538	Ameren Corp	1,726,494
50,389	American Electric Power Co Inc	4,012,980
18,858	American Water Works Co Inc	2,426,270
11,663	Atmos Energy Corp	1,161,402
54,097	CenterPoint Energy Inc	1,009,991
29,166	CMS Energy Corp	1,703,878
35,107	Consolidated Edison Inc	2,525,246
86,831	Dominion Energy Inc	7,048,941
19,276	DTE Energy Co	2,072,170
75,895	Duke Energy Corp	6,063,251
38,625	Edison International	2,097,724

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
20,757	Entergy Corp	$ 1,947,214
23,908	Evergy Inc	1,417,505
34,075	Eversource Energy	2,837,425
99,247	Exelon Corp	3,601,674
56,211	FirstEnergy Corp	2,179,863
50,212	NextEra Energy Inc	12,059,416
41,389	NiSource Inc	941,186
23,893	NRG Energy Inc	777,956
12,449	Pinnacle West Capital Corp	912,387
78,612	PPL Corp	2,031,334
53,246	Public Service Enterprise Group Inc	2,617,573
29,751	Sempra Energy	3,487,710
107,735	Southern Co	5,586,060
33,020	WEC Energy Group Inc	2,894,203
55,049	Xcel Energy Inc	3,440,562
		80,963,829
TOTAL COMMON STOCK — 98.69% (Cost $1,457,737,503)		$2,647,706,032
RIGHTS
Communications — 0.00%(c)
38,683	T-Mobile US Inc(a)	6,499
TOTAL RIGHTS — 0.00%(c) (Cost $13,713)		$ 6,499
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.14%
$115,852	Repurchase agreement (principal amount/value $115,860 with a maturity value of $115,860) with Citigroup Global Markets Inc, 0.07%, dated 6/30/20 to be repurchased at $115,852 on 7/1/20 collateralized by U.S. Treasury securities, 0.00% - 7.50%, 9/17/20 - 5/20/70, with a value of $118,177.(d)	115,852
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$884,078	Undivided interest of 1.30% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $884,078 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 9/17/20 - 5/20/70, with a value of $69,210,231.(d)	$ 884,078
884,078	Undivided interest of 1.33% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $884,078 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(d)	884,078
70,264	Undivided interest of 10.48% in a repurchase agreement (principal amount/value $670,723 with a maturity value of $670,724) with BNP Paribas Securities Corp, 0.07%, dated 6/30/20 to be repurchased at $70,264 on 7/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 8/15/21 - 2/15/48, with a value of $684,138.(d)	70,264
884,078	Undivided interest of 2.37% in a repurchase agreement (principal amount/value $37,277,869 with a maturity value of $37,277,962) with Credit Agricole Securities (USA) Inc., 0.09%, dated 6/30/20 to be repurchased at $884,078 on 7/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 6/20/44 - 2/1/49, with a value of $38,023,427.(d)	884,078

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$884,078	Undivided interest of 6.67% in a repurchase agreement (principal amount/value $13,538,304 with a maturity value of $13,538,334) with HSBC Securities (USA) Inc, 0.08%, dated 6/30/20 to be repurchased at $884,078 on 7/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 4.50%, 5/15/44 - 3/20/50, with a value of $13,809,070.(d)	$ 884,078
TOTAL SHORT TERM INVESTMENTS — 0.14% (Cost $3,722,428)		$ 3,722,428
TOTAL INVESTMENTS — 98.83% (Cost $1,461,473,644)		$2,651,434,959
OTHER ASSETS & LIABILITIES, NET — 1.17%		$ 31,309,289
TOTAL NET ASSETS — 100.00%		$2,682,744,248
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2020.
(c)	Represents less than 0.005% of net assets.
(d)	Collateral received for securities on loan.
CME	Chicago Mercantile Exchange
REIT	Real Estate Investment Trust
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P 500 Emini Futures	234	USD	36,155,340	September 2020	$(245,128)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $3,617,153 of securities on loan)(a)	$2,647,712,531
Repurchase agreements, fair value(b)	3,722,428
Cash	29,132,002
Cash pledged on futures contracts	5,859,063
Dividends receivable	2,101,377
Subscriptions receivable	1,177,316
Variation margin on futures contracts	554,356
Total Assets	2,690,259,073
LIABILITIES:
Payable for director fees	4,140
Payable for distribution fees	65,564
Payable for other accrued fees	82,376
Payable for shareholder services fees	493,481
Payable to investment adviser	392,141
Payable upon return of securities loaned	3,722,428
Redemptions payable	2,754,695
Total Liabilities	7,514,825
NET ASSETS	$2,682,744,248
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$19,038,817
Paid-in capital in excess of par	1,287,645,251
Undistributed/accumulated earnings	1,376,060,180
NET ASSETS	$2,682,744,248
NET ASSETS BY CLASS
Investor Class	$1,271,517,605
Class L	$328,573,877
Institutional Class	$1,082,652,766
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	70,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	54,891,164
Class L	18,883,683
Institutional Class	116,613,324
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$23.16
Class L	$17.40
Institutional Class	$9.28
(a) Cost of investments	$1,457,751,216
(b) Cost of repurchase agreements	$3,722,428
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$54,288
Income from securities lending	40,825
Dividends	26,820,182
Total Income	26,915,295
EXPENSES:
Management fees	2,207,930
Shareholder services fees – Investor Class	2,238,514
Shareholder services fees – Class L	547,983
Audit and tax fees	15,833
Custodian fees	18,572
Director's fees	9,604
Distribution fees – Class L	389,149
Legal fees	2,401
Pricing fees	696
Registration fees	53,133
Shareholder report fees	32,491
Transfer agent fees	6,195
Other fees	5,113
Total Expenses	5,527,614
NET INVESTMENT INCOME	21,387,681
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	98,999,445
Net realized gain on futures contracts	11,361,185
Net Realized Gain	110,360,630
Net change in unrealized depreciation on investments	(218,563,835)
Net change in unrealized depreciation on futures contracts	(582,684)
Net Change in Unrealized Depreciation	(219,146,519)
Net Realized and Unrealized Loss	(108,785,889)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(87,398,208)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West S&P 500® Index Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$21,387,681	$46,840,598
Net realized gain	110,360,630	272,746,132
Net change in unrealized appreciation (depreciation)	(219,146,519)	457,661,241
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,398,208)	777,247,971
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,417,392)	(72,910,374)
Class L	(1,429,523)	(21,016,663)
Institutional Class	(15,058,789)	(149,265,913)
From Net Investment Income and Net Realized Gains	(20,905,704)	(243,192,950)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	193,359,745	340,103,837
Class L	64,478,609	102,469,915
Institutional Class	127,622,043	131,391,719
Shares issued in reinvestment of distributions
Investor Class	4,417,392	72,910,374
Class L	1,429,523	21,016,663
Institutional Class	15,058,789	149,265,913
Shares redeemed
Investor Class	(325,345,387)	(662,075,819)
Class L	(58,138,819)	(85,773,206)
Institutional Class	(184,645,389)	(317,651,698)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(161,763,494)	(248,342,302)
Total Increase (Decrease) in Net Assets	(270,067,406)	285,712,719
NET ASSETS:
Beginning of Period	2,952,811,654	2,667,098,935
End of Period	$2,682,744,248	$2,952,811,654
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,820,751	15,275,798
Class L	3,781,783	5,953,232
Institutional Class	15,439,181	13,437,107
Shares issued in reinvestment of distributions
Investor Class	193,830	3,046,440
Class L	83,500	1,162,749
Institutional Class	1,649,375	15,265,324
Shares redeemed
Investor Class	(14,637,236)	(29,325,789)
Class L	(3,442,893)	(4,937,949)
Institutional Class	(20,105,651)	(32,195,212)
Net Decrease	(8,217,360)	(12,318,300)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$24.05	0.17	(0.98)	(0.81)	(0.08)	-	(0.08)	$23.16	(3.36%) (d)
12/31/2019	$19.33	0.34	5.61	5.95	(0.16)	(1.07)	(1.23)	$24.05	30.84%
12/31/2018	$22.46	0.33	(1.41)	(1.08)	(0.18)	(1.87)	(2.05)	$19.33	(4.89%)
12/31/2017	$19.04	0.31	3.71	4.02	(0.18)	(0.42)	(0.60)	$22.46	21.18%
12/31/2016	$17.57	0.29	1.68	1.97	(0.17)	(0.33)	(0.50)	$19.04	11.27%
12/31/2015	$18.03	0.27	(0.13)	0.14	(0.22)	(0.38)	(0.60)	$17.57	0.75%
Class L
06/30/2020(Unaudited)	$18.10	0.10	(0.72)	(0.62)	(0.08)	-	(0.08)	$17.40	(3.44%) (d)
12/31/2019	$14.82	0.21	4.29	4.50	(0.15)	(1.07)	(1.22)	$18.10	30.52%
12/31/2018	$17.71	0.21	(1.10)	(0.89)	(0.13)	(1.87)	(2.00)	$14.82	(5.22%)
12/31/2017	$15.15	0.20	2.94	3.14	(0.16)	(0.42)	(0.58)	$17.71	20.89%
12/31/2016	$14.13	0.20	1.34	1.54	(0.19)	(0.33)	(0.52)	$15.15	10.97%
12/31/2015	$14.63	0.19	(0.11)	0.08	(0.22)	(0.36)	(0.58)	$14.13	0.50%
Institutional Class
06/30/2020(Unaudited)	$ 9.72	0.08	(0.39)	(0.31)	(0.13)	-	(0.13)	$ 9.28	(3.15%) (d)
12/31/2019	$ 8.48	0.18	2.45	2.63	(0.32)	(1.07)	(1.39)	$ 9.72	31.18%
12/31/2018	$11.17	0.20	(0.69)	(0.49)	(0.33)	(1.87)	(2.20)	$ 8.48	(4.50%)
12/31/2017	$ 9.80	0.20	1.90	2.10	(0.31)	(0.42)	(0.73)	$11.17	21.61%
12/31/2016	$ 9.35	0.19	0.89	1.08	(0.30)	(0.33)	(0.63)	$ 9.80	11.66%
12/31/2015 (e)	$10.00	0.13	(0.21)	(0.08)	(0.24)	(0.33)	(0.57)	$ 9.35	(0.77%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$1,271,518	0.52% (g)	0.52% (g)	1.49% (g)	2% (d)
12/31/2019	$1,455,201	0.52%	0.52%	1.50%	4%
12/31/2018	$1,382,201	0.51%	0.51%	1.44%	4%
12/31/2017	$1,738,709	0.54%	0.54%	1.47%	4%
12/31/2016	$1,370,743	0.60%	0.60%	1.61%	7%
12/31/2015	$1,309,029	0.60%	0.60%	1.47%	10%
Class L
06/30/2020 (Unaudited)	$ 328,574	0.79% (g)	0.79% (g)	1.22% (g)	2% (d)
12/31/2019	$ 334,220	0.79%	0.79%	1.22%	4%
12/31/2018	$ 241,247	0.78%	0.78%	1.17%	4%
12/31/2017	$ 320,349	0.81%	0.81%	1.20%	4%
12/31/2016	$ 215,846	0.85%	0.85%	1.35%	7%
12/31/2015	$ 91,235	0.85%	0.85%	1.27%	10%
Institutional Class
06/30/2020 (Unaudited)	$1,082,653	0.17% (g)	0.17% (g)	1.83% (g)	2% (d)
12/31/2019	$1,163,391	0.17%	0.17%	1.85%	4%
12/31/2018	$1,043,651	0.16%	0.16%	1.79%	4%
12/31/2017	$1,193,956	0.20%	0.20%	1.82%	4%
12/31/2016	$1,009,653	0.25%	0.25%	1.95%	7%
12/31/2015 (e)	$ 873,617	0.25% (g)	0.25% (g)	1.97% (g)	10%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein.
The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

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Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$1,469,913,173
Gross unrealized appreciation on investments	1,363,809,010
Gross unrealized depreciation on investments	(182,532,352)
Net unrealized appreciation on investments	$1,181,276,658
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2020

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 265 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(245,128) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$11,361,185	Net change in unrealized depreciation on futures contracts	$(582,684)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars, 0.11% of the Fund’s average daily net assets over $2 billion dollars, and 0.09% of the average daily net assets over $3 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Semi-Annual Report - June 30, 2020

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, no fees were available for recoupment.
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $49,294,020 and $203,549,609, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $3,617,153 and received collateral as reported on the Statement of Assets and Liabilities of $3,722,428 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2020

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P 500 Index Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.

Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers). However, the Board also noted that the annualized returns of the Fund’s Institutional Class were above the performance universe median for each of the one- and three-year periods ended December 31, 2019, ranking in the third and second quintiles, respectively, of its performance universe.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index, noting that although the Investor Class underperformed, and the Institutional Class approximated or slightly underperformed, the Index for each period reviewed, any underperformance observed was primarily a result of the Fund’s expenses. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization and experience of its investment personnel and its operational risk controls. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board concluded that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Contractual Management Fee for each class was higher than the peer group median contractual management fee. The Board also observed that although the total annual operating expense ratio for each class was higher than the median of its peer group, ranking in the third quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), the specific percentile ranking within the respective peer group was the 55th percentile for the Investor Class and the 54th percentile for the Institutional Class. In assessing the foregoing, the Board also considered that at the April Meeting, GWCM proposed, and the Board approved, the addition of a new breakpoint to the Fund’s management fee schedule, to take effect as of April 29, 2020, that, together with existing breakpoints, would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board considered that, as noted earlier, the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased, and that GWCM proposed, and the Board approved, the addition of a new breakpoint to take effect as of April 29, 2020. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was above the median of the Fund’s Lipper investment classification. In this regard, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future. The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. GWL& A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27, 2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020